PARTNERS' CAPITAL AND MEMBERHIP INTERESTS	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
PARTNERS' CAPITAL AND MEMBERHIP INTERESTS
PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS
Partners' Capital
SMLP was formed in May 2012. Prior to the closing of its IPO on October 3, 2012, SMLP had no outstanding common or subordinated units or operations.
A rollforward of the number of common limited partner, subordinated limited partner and general partner units follows.

	Common	Subordinated	General partner	Total
Units, January 1, 2012	—	—	—	—
Units issued to the public in connection with the IPO	14,380,000	—	—	14,380,000
Units issued to Summit Investments in connection with the IPO	10,029,850	24,409,850	996,320	35,436,020
Units issued under SMLP LTIP	2,577	—	—	2,577
Units, December 31, 2012	24,412,427	24,409,850	996,320	49,818,597
Units issued to a subsidiary of Summit Investments in connection with the Bison Drop Down (1)	1,553,849	—	31,711	1,585,560
Units issued to a subsidiary of Summit Investments in connection with the Mountaineer Acquisition (1)	3,107,698	—	63,422	3,171,120
Units issued under SMLP LTIP	5,892	—	—	5,892
Units, December 31, 2013	29,079,866	24,409,850	1,091,453	54,581,169
Units issued in connection with the March Equity 2014 Offering (1)	5,300,000	—	108,337	5,408,337
Units issued under SMLP LTIP (1)(2)	46,647	—	861	47,508
Units, December 31, 2014	34,426,513	24,409,850	1,200,651	60,037,014
__________
(1) Including issuance to general partner in connection with contributions made to maintain 2% general partner interest.
(2) Units issued under SMLP LTIP in 2014 is net of 14,300 units withheld to meet minimum statutory tax withholding requirements.
In March 2014, we completed an underwritten public offering of 10,350,000 common units at a price of $38.75 per unit, of which 5,300,000 common units were offered by the Partnership and 5,050,000 common units were offered by a subsidiary of Summit Investments, pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC. Concurrently, our general partner made a capital contribution to maintain its 2% general partner interest in SMLP. We used the proceeds from the primary offering and the general partner capital contribution to fund a portion of the purchase of Red Rock Gathering.
In September 2014, a subsidiary of Summit Investments completed an underwritten public offering of 4,347,826 SMLP common units pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC. We did not receive any proceeds from this offering.
In May 2015, we completed an underwritten public offering of 6,500,000 common units at a price of $30.75 per unit pursuant to an effective shelf registration statement on Form S-3 previously filed with the SEC (the "May 2015 Equity Offering"). Concurrent therewith, our general partner made a capital contribution to us to maintain its 2% general partner interest. We used the proceeds from this offering and the general partner capital contribution to fund a portion of the purchase of Polar and Divide.
See Notes 1, 10 and 15 for information on units issued (i) in connection with our IPO, (ii) under the SMLP LTIP plan, and (iii) to fund acquisitions.
Red Rock Drop Down. On March 18, 2014, SMLP acquired 100% of the membership interests in Red Rock Gathering from a subsidiary of Summit Investments. In exchange for its $241.8 million net investment in Red Rock Gathering, SMLP paid total cash consideration of $307.9 million, including working capital adjustments. As a result of the excess of the purchase price over acquired carrying value of Red Rock Gathering, SMLP recognized a capital distribution to Summit Investments. The calculation of the capital distribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of purchase price over acquired carrying value of Red Rock Gathering		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital allocation		$(66,124)

Bison Drop Down. On June 4, 2013, a subsidiary of Summit Investments entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. In exchange for its $305.4 million net investment in Bison Midstream, SMLP paid Summit Investments and the general partner total cash and unit consideration of $248.9 million. As a result of the contribution of net assets in excess of consideration, SMLP recognized a capital contribution from Summit Investments. The details of total cash and unit consideration as well as the calculation of the capital contribution and its allocation to partners' capital follow (dollars in thousands).

Summit Investments' net investment in Bison Midstream		$305,449
Aggregate cash paid to Summit Investments	$200,000
Issuance of 1,553,849 SMLP common units to Summit Investments	47,936
Issuance of 31,711 SMLP general partner units to the general partner	978
Total consideration		248,914
Summit Investments' contribution of net assets in excess of consideration		$56,535

Allocation of capital contribution:
General partner interest	$1,131
Common limited partner interest	28,558
Subordinated limited partner interest	26,846
Partners' capital allocation		$56,535

The number of units issued to Summit Investments and the general partner in connection with the Bison Drop Down was calculated based on an assumed equity issuance of $50.0 million and the five-day volume-weighted-average price as of June 3, 2013 of $31.53 per unit. The units were then valued as of June 4, 2013 (the date of closing) using the June 4, 2013 closing price of SMLP's units of $30.85.
The general partner interest allocation was calculated based on a 2% general partner interest in the contribution of assets in excess of consideration given by SMLP to Summit Investments. Common and subordinated limited partner interests allocations were calculated as their respective percentages of total limited partner capital applied to the balance of the contribution by Summit Investments after giving effect to the general partner allocation.
Mountaineer Acquisition. We completed the acquisition of Mountaineer Midstream on June 21, 2013. The purchase price of $210.0 million was funded with $110.0 million of borrowings under SMLP’s revolving credit facility and the issuance for cash of $100.0 million of SMLP common units and general partner interests to a subsidiary of Summit Investments and the general partner. The allocation and valuation of units issued to partially fund the Mountaineer Acquisition follow (dollars in thousands).

Issuance of 3,107,698 SMLP common units to Summit Investments	$98,000
Issuance of 63,422 SMLP general partner units to the general partner	2,000
Issuance of units in connection with the Mountaineer Acquisition	$100,000

Pursuant to a unit purchase agreement, the number of units issued to Summit Investments and the general partner in connection with the Mountaineer Acquisition was calculated based on an assumed equity issuance of $100.0 million and the five-day volume-weighted-average price as of June 3, 2013 of $31.53 per unit.
Subordination. The principal difference between our common units and subordinated units is that in any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution ("MQD," as defined below) plus any arrearages in the payment of the MQD from prior quarters. Subordinated units will not accrue arrearages for unpaid quarterly distributions or quarterly distributions less than the MQD. If we do not pay the MQD on our common units, our common unitholders will not be entitled to receive such payments in the future except during the subordination period. To the extent we have available cash in any future quarter during the subordination period in excess of the amount necessary to pay the MQD to holders of our common units, we will use this excess available cash to pay any distribution arrearages related to prior quarters before any cash distribution is made to holders of subordinated units. When the subordination period ends, all subordinated units will convert into common units on a one-for-one basis, and thereafter no common units will be entitled to arrearages.
The subordination period will end on the first business day after we have earned and paid at least $1.60 (the MQD on an annualized basis) on each outstanding common unit and subordinated unit and the corresponding distribution on the general partner's 2.0% interest for each of three consecutive, non-overlapping four-quarter periods ending on or after December 31, 2015.
Cash Distribution Policy
Our cash distribution policy, as expressed in our partnership agreement, may not be modified or repealed without amending our partnership agreement. Our partnership agreement requires that we distribute all of our available cash (as defined below) within 45 days after the end of each quarter to unitholders of record on the applicable record date. Our policy is to distribute to our unitholders an amount of cash each quarter that is equal to or greater than the MQD stated in our partnership agreement.
Minimum Quarterly Distribution. Our partnership agreement generally requires that we make a minimum quarterly distribution to the holders of our common units and subordinated units of $0.40 per unit, or $1.60 on an annualized basis, to the extent we have sufficient cash from our operations after the establishment of cash reserves and the payment of costs and expenses, including reimbursements of expenses to our general partner. The amount of distributions paid under our policy is subject to fluctuations based on the amount of cash we generate from our business and the decision to make any distribution is determined by our general partner, taking into consideration the terms of our partnership agreement.
Definition of Available Cash. Available cash generally means, for any quarter, all cash on hand at the end of that quarter:

•	less the amount of cash reserves established by our general partner at the date of determination of available cash for that quarter to:

•	provide for the proper conduct of our business (including reserves for our future capital expenditures and anticipated future debt service requirements);

•	comply with applicable law, any of our debt instruments or other agreements; or

•
provide funds for distributions to our unitholders and to our general partner for any one or more of the next four quarters (provided that our general partner may not establish cash reserves for distributions unless it determines that the establishment of reserves will not prevent us from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•
plus, if our general partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

General Partner Interest and Incentive Distribution Rights. Our general partner is entitled to 2.0% of all distributions that we make prior to our liquidation. Our general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest. Our general partner's initial 2.0% interest in our distributions will be reduced if we issue additional units in the future and our general partner does not contribute a proportionate amount of capital to us to maintain its 2.0% general partner interest.
Our general partner also currently holds incentive distribution rights that entitle it to receive increasing percentage allocations, up to a maximum of 50.0% (as set forth in the chart below), of the cash we distribute from operating surplus in excess of $0.46 per unit per quarter. The maximum distribution includes distributions paid to our general partner on its 2.0% general partner interest and assumes that our general partner maintains its general partner interest at 2.0%. The maximum distribution does not include any distributions that our general partner may receive on any common or subordinated units that it owns.
Percentage Allocations of Available Cash. The following table illustrates the percentage allocations of available cash between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth in the column Marginal Percentage Interest in Distributions are the percentage interests of our general partner and the unitholders in any available cash we distribute up to and including the corresponding amount in the column Total Quarterly Distribution Per Unit Target Amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner include its 2.0% general partner interest and assume that our general partner has contributed any additional capital necessary to maintain its 2.0% general partner interest, our general partner has not transferred its incentive distribution rights and that there are no arrearages on common units.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

Details of cash distributions declared to date follow.

Attributable to the quarter ended	Payment date	Per-unit distribution	Cash paid to common unitholders	Cash paid to subordinated unitholders	Cash paid to general partner	Cash paid for IDRs	Total distribution
		(In thousands, except per-unit amounts)
December 31, 2012	February 14, 2013	$0.4100	$10,009	$10,008	$408	$—	$20,425
March 31, 2013	May 15, 2013	0.4200	10,253	10,252	418	—	20,923
June 30, 2013	August 14, 2013	0.4350	12,647	10,618	475	—	23,740
September 30, 2013	November 14, 2013	0.4600	13,377	11,229	502	—	25,108
December 31, 2013	February 14, 2014	0.4800	13,958	11,717	528	163	26,366
March 31, 2014	May 15, 2014	0.5000	17,211	12,205	607	360	30,383
June 30, 2014	August 14, 2014	0.5200	17,900	12,693	639	721	31,953
September 30, 2014	November 14, 2014	0.5400	18,589	13,181	670	1,082	33,522
On January 22, 2015, the board of directors of our general partner declared a distribution of $0.56 per unit for the quarterly period ended December 31, 2014. The distribution was paid on February 13, 2015 to unitholders of record at the close of business on February 6, 2015. SMLP allocated its distribution in accordance with the third target distribution level for distributions attributable to the quarter ended December 31, 2014.
Membership Interests
Summit Investments' Equity in Contributed Subsidiaries. Summit Investments' equity in contributed subsidiaries represents its position in the net assets of Polar and Divide, Red Rock Gathering and Bison Midstream that have been acquired by SMLP. The balance also reflects net income attributable to Summit Investments for Polar and Divide, Red Rock Gathering and Bison Midstream for the periods beginning on their respective acquisition dates by Summit Investments and ending on the dates they were acquired by the Partnership. During the years ended December 31, 2014 and December 31, 2013, net income was attributed to Summit Investments for (i) Polar and Divide for the years ended December 31, 2014 and 2013 (ii) Red Rock Gathering for the period from January 1, 2014 to March 18, 2014, for the year ended December 31, 2013 and for the period from October 23, 2012 to December 31, 2012 and (iii) Bison Midstream for the period from February 16, 2013 to June 4, 2013. Although included in partners' capital, net income attributable to Summit Investments has been excluded from the calculation of EPU for the years ended December 31, 2014 and 2013 and for the period from October 1, 2012 to December 31, 2012.
Predecessor Membership Interests. Holders of membership interests in Summit Investments participate in distributions and exercise the other rights or privileges available to each entity under Summit Investments' Fourth Amended and Restated Limited Liability Operating Agreement (the "Summit LLC Agreement"). In accordance with the Summit LLC Agreement, capital accounts are maintained for Summit Investments’ members. The capital account provisions of the Summit LLC Agreement incorporate principles established for U.S. federal income tax purposes and as such are not comparable to the equity accounts reflected under GAAP in our consolidated financial statements.
The Summit LLC Agreement sets forth the calculation to be used in determining the amount and priority of cash distributions that its membership interest holders will receive. Capital contributions required under the Summit LLC Agreement are in proportion to the members' respective percentage ownership interests. The Summit LLC Agreement also contains provisions for the allocation of net earnings and losses to members. For purposes of maintaining partner capital accounts, the Summit LLC Agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interests.